Other provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Provisions

	Legal	Major	Employee
	and other	restructuring	related	Other
	disputes	programmes	provisions	provisions	Total
	£m	£m	£m	£m	£m
At 1 January 2017	344	554	306	296	1,500
Exchange adjustments	(29)	(16)	(8)	(6)	(59)
Charge for the year	173	259	50	69	551
Reversed unused	(7)	(43)	(3)	(36)	(89)
Unwinding of discount	2	4	—	10	16
Utilised	(288)	(233)	(41)	(67)	(629)
Reclassifications and other movements	(9)	(3)	—	5	(7)
Transfer to Pension obligations	—	(18)	—	—	(18)

At 31 December 2017	186	504	304	271	1,265

To be settled within one year	138	292	90	109	629
To be settled after one year	48	212	214	162	636

At 31 December 2017	186	504	304	271	1,265